SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Unaudited condensed interim consolidated financial statements
a.	Unaudited condensed interim consolidated financial statements:

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited condensed interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's condensed interim consolidated financial statements.

The balance sheets as of December 31, 2025, have been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2025 (the “Annual Financial Statements”), included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 16, 2026.

The significant accounting policies applied in the Company’s audited 2025 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited condensed interim consolidated financial statements. The Company’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

Use of estimates
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Main areas that require significant estimates and assumptions by the Company’s management include contract costs, revenues (including variable consideration, determination of contract duration, establishing stand-alone selling price for performance obligations and total profits or losses), application of percentage-of-completion accounting, provisions for uncollectible receivables and customer claims, impairment of inventories, impairment and useful life of long-lived assets, goodwill impairment, valuation allowance in respect of deferred tax assets, uncertain tax positions, accruals for estimated liabilities, including litigation and insurance reserves, contingent considerations and intangibles from business combination transaction and stock-based compensation. Actual results could differ from those estimates.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest. Inter-company balances and transactions have been eliminated upon consolidation.

Recently issued and adopted accounting pronouncements
d.	Recently issued and adopted accounting pronouncements:

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance was effective for the Company beginning December 15, 2025, with early adoption permitted. The adoption of this ASU had an immaterial impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements – not yet adopted
e.	Recently issued accounting pronouncements – not yet adopted:

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income (loss) Statement Expenses” (“ASU 2024-03”). ASU 2024-03 requires disaggregation of certain costs and expenses included in each relevant expense caption on the Company’s consolidated income statements in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. ASU 2024-03 is effective fiscal years beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.